Loans - Schedule of Loans Not Rated by Class of Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	$ 204,914	$ 199,462
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	1,924	1,048
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	1,773	1,163
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	176,867	173,839
Construction & Land Development [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	6,539	4,433
Consumer [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	17,811	18,979
Performing [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	204,312	199,030
Performing [Member] | Commercial [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	1,924	1,048
Performing [Member] | Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	1,773	1,163
Performing [Member] | Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	176,278	173,407
Performing [Member] | Construction & Land Development [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	6,539	4,433
Performing [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	17,798	18,979
Nonperforming [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	602	432
Nonperforming [Member] | Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	589	$ 432
Nonperforming [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	$ 13